COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Purchase commitments	$ 119
Gross lease liabilities	24
Reforestation obligation	5
Non-derivative financial liabilities, undiscounted cash flows	148
Less than 1 Year
Disclosure of contingent liabilities [line items]
Purchase commitments	33
Gross lease liabilities	9
Reforestation obligation	2
Non-derivative financial liabilities, undiscounted cash flows	44
1–5 Years
Disclosure of contingent liabilities [line items]
Purchase commitments	44
Gross lease liabilities	11
Reforestation obligation	2
Non-derivative financial liabilities, undiscounted cash flows	57
Thereafter
Disclosure of contingent liabilities [line items]
Purchase commitments	42
Gross lease liabilities	4
Reforestation obligation	1
Non-derivative financial liabilities, undiscounted cash flows	$ 47